CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY	Statutory reserve USD ($)	Statutory reserve CNY	Retained earnings USD ($)	Retained earnings CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balance at Dec. 31, 2008		1,626,681,000		2,899,000		1,393,903,000		49,994,000		160,812,000		19,073,000
Balance (in shares) at Dec. 31, 2008				71,212,795
Issuance of ordinary shares to Ctrip.com International, Ltd. (Note 14) (in shares)				7,514,503
Issuance of ordinary shares to Ctrip.com International, Ltd. (Note 14)		341,078,000		256,000		340,822,000		0		0		0
Exercise of restricted stocks (Note 15) (in shares)				188,824
Exercise of restricted stocks (Note 15)		1,648,000		6,000		1,642,000		0		0		0
Exercise of stock option (Note 15) (in shares)				1,387,388
Exercise of stock option (Note 15)		29,758,000		48,000		29,710,000		0		0		0
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6)		0
Recognition of share-base compensation costs (in shares)				0
Recognition of share-base compensation costs		32,009,000		0		32,009,000		0		0		0
Dividends distributed to noncontrolling interests		(5,889,000)		0		0		0		0		(5,889,000)
Net income		260,460,000		0		0		0		256,003,000		4,457,000
Appropriations to statutory reserves		0		0		0		17,597,000		(17,597,000)		0
Acquisition of noncontrolling interest of a subsidiary (in shares)				0
Acquisition of noncontrolling interest of a subsidiary		(4,176,000)		0		0		0		0		(4,176,000)
Balance at Dec. 31, 2009		2,281,569,000		3,209,000		1,798,086,000		67,591,000		399,218,000		13,465,000
Balance (in shares) at Dec. 31, 2009				80,303,510
Exercise of restricted stocks (Note 15) (in shares)				75,000
Exercise of restricted stocks (Note 15)		784,000		3,000		781,000		0		0		0
Exercise of stock option (Note 15) (in shares)				1,337,574
Exercise of stock option (Note 15)		61,640,000		45,000		61,595,000		0		0		0
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6)		0
Recognition of share-base compensation costs (in shares)				0
Recognition of share-base compensation costs		53,272,000		0		53,272,000		0		0		0
Dividends distributed to noncontrolling interests		(9,530,000)		0		0		0		0		(9,530,000)
Net income		366,608,000		0		0		0		359,499,000		7,109,000
Appropriations to statutory reserves		0		0		0		26,523,000		(26,523,000)		0
Balance at Dec. 31, 2010		2,754,343,000		3,257,000		1,913,734,000		94,114,000		732,194,000		11,044,000
Balance (in shares) at Dec. 31, 2010				81,716,084
Exercise of stock option (Note 15) (in shares)				794,182
Exercise of stock option (Note 15)		27,855,000		26,000		27,829,000		0		0		0
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6) (in shares)				8,149,616
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6)	106,026,000	667,314,000		259,000		667,055,000		0		0		0
Recognition of share-base compensation costs (in shares)				0
Recognition of share-base compensation costs		76,535,000		0		76,535,000		0		0		0
Dividends distributed to noncontrolling interests		(6,998,000)		0		0		0		0		(6,998,000)
Net income	56,822,000	357,625,000		0		0		0		351,531,000		6,094,000
Appropriations to statutory reserves		0		0		0		31,749,000		(31,749,000)		0
Acquisition of noncontrolling interest of a subsidiary (in shares)				0
Acquisition of noncontrolling interest of a subsidiary		(10,000)		0		(1,230,000)		0		0		1,220,000
Establishment of majority owned subsidiaries (in shares)				0
Establishment of majority owned subsidiaries		3,302,000		0		0		0		0		3,302,000
Balance at Dec. 31, 2011	$ 616,465,000	3,879,966,000	$ 563,000	3,542,000	$ 426,432,000	2,683,923,000	$ 19,998,000	125,863,000	$ 167,142,000	1,051,976,000	$ 2,330,000	14,662,000
Balance (in shares) at Dec. 31, 2011			90,659,882